EDGAR


March 5, 2002


U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Filing Pursuant to Rule 497(j)

         John Hancock Investment Trust III (the "Trust") on behalf of:
           John Hancock Global Fund
           John Hancock International Fund
           John Hancock Large Cap Growth Fund
           John Hancock Mid Cap Growth Fund
           John Hancock U.S. Global Leaders Fund (together the "Funds")

         File Nos. 33-4559; 811-4630       (0000791271)
         ----------------------------------------------

CERTIFICATE UNDER RULE 497 (j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus and Statements of Additional Information dated March 1, 2002 for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement that has been filed electronically.

                                        Sincerely,


                                        /s/Joan O'Neill
                                        ---------------
                                        Joan O'Neill
                                        Senior Paralegal
                                        State and Federal Compliance